DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2018 RUB (₽)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 RUB (₽)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 RUB (₽)
Derivative assets:
Total derivative assets	$ 1.0				₽ 70
Derivative liabilities:
Total derivative liabilities	0.1		₽ 18		1
Designated as hedging instrument						$ 80.4	₽ 4,572	$ 102.8	₽ 5,976
Derivative fair value change included as other current assets			31		0
Fair value of non-derivative financial instruments	0.0		2,731
Derivative contracts not designated as hedging instruments
Derivative liabilities:
Effect of derivative instruments not designated as hedging instruments on income	(0.1)	₽ (1)	41	₽ 33
Foreign exchange contracts | Derivative contracts not designated as hedging instruments | Other Non-current Assets
Derivative assets:
Total derivative assets	1.0				70
Foreign exchange contracts | Derivative contracts not designated as hedging instruments | Other accrued liabilities
Derivative liabilities:
Total derivative liabilities	$ 0.1		₽ 18		₽ 1